Average Annual Total Returns	Delaware Covered Call Strategy Fund CBOE S&P 500 BuyWrite Index 1 year	Delaware Covered Call Strategy Fund CBOE S&P 500 BuyWrite Index 5 years	Delaware Covered Call Strategy Fund CBOE S&P 500 BuyWrite Index Lifetime	Delaware Covered Call Strategy Fund Class A 1 year	Delaware Covered Call Strategy Fund Class A 5 years	Delaware Covered Call Strategy Fund Class A Lifetime	Delaware Covered Call Strategy Fund Class A Inception Date	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions 1 year	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions 5 years	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions Lifetime	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions Inception Date	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Covered Call Strategy Fund Institutional Class 1 year	Delaware Covered Call Strategy Fund Institutional Class 5 years	Delaware Covered Call Strategy Fund Institutional Class Lifetime	Delaware Covered Call Strategy Fund Institutional Class Inception Date	Delaware Covered Call Strategy Fund Class R6 1 year	Delaware Covered Call Strategy Fund Class R6 5 years	Delaware Covered Call Strategy Fund Class R6 Lifetime	Delaware Covered Call Strategy Fund Class R6 Inception Date	Delaware Equity Income Fund Russell 1000® Value Index 1 year	Delaware Equity Income Fund Russell 1000® Value Index 5 years	Delaware Equity Income Fund Russell 1000® Value Index 10 years or lifetime	Delaware Equity Income Fund Class A 1 year	Delaware Equity Income Fund Class A 5 years	Delaware Equity Income Fund Class A 10 years or lifetime	Delaware Equity Income Fund Class A After Taxes on Distributions 1 year	Delaware Equity Income Fund Class A After Taxes on Distributions 5 years	Delaware Equity Income Fund Class A After Taxes on Distributions 10 years or lifetime	Delaware Equity Income Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Equity Income Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Equity Income Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware Equity Income Fund Institutional Class 1 year	Delaware Equity Income Fund Institutional Class 5 years	Delaware Equity Income Fund Institutional Class Lifetime	Delaware Equity Income Fund Institutional Class Inception Date	Delaware Equity Income Fund Class R6 1 year	Delaware Equity Income Fund Class R6 5 years	Delaware Equity Income Fund Class R6 Lifetime	Delaware Global Equity Fund MSCI World Index (net) 1 year	Delaware Global Equity Fund MSCI World Index (net) 5 years	Delaware Global Equity Fund MSCI World Index (net) 10 years or lifetime	Delaware Global Equity Fund MSCI World Index (gross) 1 year	Delaware Global Equity Fund MSCI World Index (gross) 5 years	Delaware Global Equity Fund MSCI World Index (gross) 10 years or lifetime	Delaware Global Equity Fund Class A 1 year	Delaware Global Equity Fund Class A 5 years	Delaware Global Equity Fund Class A 10 years or lifetime	Delaware Global Equity Fund Class A After Taxes on Distributions 1 year	Delaware Global Equity Fund Class A After Taxes on Distributions 5 years	Delaware Global Equity Fund Class A After Taxes on Distributions 10 years or lifetime	Delaware Global Equity Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Global Equity Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Global Equity Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware Global Equity Fund Institutional Class 1 year	Delaware Global Equity Fund Institutional Class 5 years	Delaware Global Equity Fund Institutional Class Lifetime	Delaware Global Equity Fund Institutional Class Inception Date	Delaware Global Equity Fund Class R6 1 year	Delaware Global Equity Fund Class R6 5 years	Delaware Global Equity Fund Class R6 Lifetime	Delaware Global Equity Fund Class R6 Inception Date	Delaware Growth and Income Fund Russell 1000® Value Index 1 year	Delaware Growth and Income Fund Russell 1000® Value Index 5 years	Delaware Growth and Income Fund Russell 1000® Value Index 10 years or lifetime	Delaware Growth and Income Fund Class A 1 year	Delaware Growth and Income Fund Class A 5 years	Delaware Growth and Income Fund Class A 10 years or lifetime	Delaware Growth and Income Fund Class A After Taxes on Distributions 1 year	Delaware Growth and Income Fund Class A After Taxes on Distributions 5 years	Delaware Growth and Income Fund Class A After Taxes on Distributions 10 years or lifetime	Delaware Growth and Income Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Growth and Income Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Growth and Income Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware Growth and Income Fund Institutional Class 1 year	Delaware Growth and Income Fund Institutional Class 5 years	Delaware Growth and Income Fund Institutional Class Lifetime	Delaware Growth and Income Fund Institutional Class Inception Date	Delaware Growth and Income Fund Class R6 1 year	Delaware Growth and Income Fund Class R6 5 years	Delaware Growth and Income Fund Class R6 Lifetime	Delaware Growth and Income Fund Class R6 Inception Date	Delaware Hedged U.S. Equity Opportunities Fund Russell 3000® Index 1 year	Delaware Hedged U.S. Equity Opportunities Fund Russell 3000® Index 5 years	Delaware Hedged U.S. Equity Opportunities Fund Russell 3000® Index Lifetime	Delaware Hedged U.S. Equity Opportunities Fund 70% Russell 3000® Index / 30% ICE BofA US 3-Month Treasury Bill Index 1 year	Delaware Hedged U.S. Equity Opportunities Fund 70% Russell 3000® Index / 30% ICE BofA US 3-Month Treasury Bill Index 5 years	Delaware Hedged U.S. Equity Opportunities Fund 70% Russell 3000® Index / 30% ICE BofA US 3-Month Treasury Bill Index Lifetime	Delaware Hedged U.S. Equity Opportunities Fund ICE BofA U.S. 3-Month Treasury Bill Index 1 year	Delaware Hedged U.S. Equity Opportunities Fund ICE BofA U.S. 3-Month Treasury Bill Index 5 years	Delaware Hedged U.S. Equity Opportunities Fund ICE BofA U.S. 3-Month Treasury Bill Index Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Class A 1 year	Delaware Hedged U.S. Equity Opportunities Fund Class A 5 years	Delaware Hedged U.S. Equity Opportunities Fund Class A Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Class A Inception Date	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions 1 year	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions 5 years	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions Inception Date	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class 1 year	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class 5 years	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Inception Date	Delaware Hedged U.S. Equity Opportunities Fund Class R6 1 year	Delaware Hedged U.S. Equity Opportunities Fund Class R6 5 years	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Inception Date	Delaware Opportunity Fund Russell Midcap® Value Index 1 year	Delaware Opportunity Fund Russell Midcap® Value Index 5 years	Delaware Opportunity Fund Russell Midcap® Value Index 10 years or lifetime	Delaware Opportunity Fund Class A 1 year	Delaware Opportunity Fund Class A 5 years	Delaware Opportunity Fund Class A 10 years or lifetime	Delaware Opportunity Fund Class A After Taxes on Distributions 1 year	Delaware Opportunity Fund Class A After Taxes on Distributions 5 years	Delaware Opportunity Fund Class A After Taxes on Distributions 10 years or lifetime	Delaware Opportunity Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Opportunity Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Opportunity Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware Opportunity Fund Institutional Class 1 year	Delaware Opportunity Fund Institutional Class 5 years	Delaware Opportunity Fund Institutional Class Lifetime	Delaware Opportunity Fund Institutional Class Inception Date	Delaware Opportunity Fund Class R6 1 year	Delaware Opportunity Fund Class R6 5 years	Delaware Opportunity Fund Class R6 Lifetime	Delaware Opportunity Fund Class R6 Inception Date	Delaware Premium Income Fund CBOE S&P 500 BuyWrite Index 1 year	Delaware Premium Income Fund CBOE S&P 500 BuyWrite Index Lifetime	Delaware Premium Income Fund Class A 1 year	Delaware Premium Income Fund Class A Lifetime	Delaware Premium Income Fund Class A Inception Date	Delaware Premium Income Fund Class A After Taxes on Distributions 1 year	Delaware Premium Income Fund Class A After Taxes on Distributions Lifetime	Delaware Premium Income Fund Class A After Taxes on Distributions Inception Date	Delaware Premium Income Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Premium Income Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Premium Income Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Premium Income Fund Institutional Class 1 year	Delaware Premium Income Fund Institutional Class Lifetime	Delaware Premium Income Fund Institutional Class Inception Date	Delaware Premium Income Fund Class R6 1 year	Delaware Premium Income Fund Class R6 Lifetime	Delaware Premium Income Fund Class R6 Inception Date	Delaware Total Return Fund S&P 500® Index 1 year	Delaware Total Return Fund S&P 500® Index 5 years	Delaware Total Return Fund S&P 500® Index 10 years or lifetime	Delaware Total Return Fund 60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index 1 year	Delaware Total Return Fund 60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index 5 years	Delaware Total Return Fund 60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index 10 years or lifetime	Delaware Total Return Fund Bloomberg US Aggregate Index 1 year	Delaware Total Return Fund Bloomberg US Aggregate Index 5 years	Delaware Total Return Fund Bloomberg US Aggregate Index 10 years or lifetime	Delaware Total Return Fund Class A 1 year	Delaware Total Return Fund Class A 5 years	Delaware Total Return Fund Class A 10 years or lifetime	Delaware Total Return Fund Class A After Taxes on Distributions 1 year	Delaware Total Return Fund Class A After Taxes on Distributions 5 years	Delaware Total Return Fund Class A After Taxes on Distributions 10 years or lifetime	Delaware Total Return Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Total Return Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Total Return Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware Total Return Fund Institutional Class 1 year	Delaware Total Return Fund Institutional Class 5 years	Delaware Total Return Fund Institutional Class Lifetime	Delaware Total Return Fund Institutional Class Inception Date	Delaware Total Return Fund Class R6 1 year	Delaware Total Return Fund Class R6 5 years	Delaware Total Return Fund Class R6 Lifetime	Delaware Total Return Fund Class R6 Inception Date
Total	(11.37%)	2.73%	5.05%	(14.64%)	1.32%	3.47%	Apr. 01, 2016	(16.85%)	0.61%	2.87%	Apr. 01, 2016	(7.08%)	1.00%	2.68%	Apr. 01, 2016	(9.23%)	2.80%	4.67%	Apr. 01, 2016	(9.08%)	2.97%	4.85%	Apr. 01, 2016	(7.54%)	6.67%	10.29%	(2.77%)	5.64%	8.93%	(4.51%)	1.89%	6.38%	(0.44%)	3.82%	6.80%	3.32%	7.15%	9.04%	Apr. 01, 2013	3.47%	7.28%	9.14%	(18.14%)	6.14%	8.85%	(17.73%)	6.69%	9.44%	(16.75%)	0.86%	5.80%	(17.15%)	(1.47%)	3.71%	(9.63%)	0.53%	4.35%	(11.40%)	2.36%	6.41%	Apr. 01, 2013	(11.29%)	2.46%	6.50%	Apr. 01, 2013	(7.54%)	6.67%	10.29%	(2.83%)	5.74%	9.25%	(4.42%)	1.63%	6.47%	(0.61%)	3.74%	6.98%	3.34%	7.31%	9.31%	Apr. 01, 2013	3.38%	7.38%	9.38%	Apr. 01, 2013	(19.21%)	8.79%	10.80%	(12.93%)	7.28%	8.46%	1.46%	1.26%	1.14%	(18.52%)	3.99%	4.89%	Aug. 01, 2016	(20.20%)	0.60%	2.21%	Aug. 01, 2016	(9.75%)	2.68%	3.50%	Aug. 01, 2001	(13.41%)	5.54%	6.19%	Aug. 01, 2016	(13.27%)	5.67%	6.31%	Aug. 01, 2016	(12.03%)	5.72%	10.11%	(14.74%)	4.05%	8.90%	(16.42%)	1.27%	6.63%	(7.54%)	2.77%	6.84%	(9.29%)	5.61%	8.87%	Apr. 01, 2013	(9.20%)	5.73%	9.01%	Apr. 01, 2013	(11.37%)	3.21%	(6.68%)	1.87%	Apr. 02, 2018	(6.98%)	1.31%	Apr. 02, 2018	(3.74%)	1.38%	Apr. 02, 2018	(0.69%)	3.41%	Apr. 02, 2018	(0.66%)	3.56%	Apr. 02, 2018	(18.11%)	9.42%	12.56%	(15.56%)	6.20%	8.21%	(13.01%)	0.02%	1.06%	(15.46%)	2.00%	5.01%	(16.24%)	(0.66%)	3.10%	(8.58%)	1.26%	3.68%	(10.11%)	3.50%	5.39%	Apr. 01, 2013	(10.08%)	3.61%	5.49%	Apr. 01, 2013